Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions
20.	Related party transactions
During the six months ended June 30, 2019 and 2020, significant related party transactions were as follows:
Transactions with JOYY

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Purchase of services by JOYY on behalf of Huya	11,266	11,547
Operation support services provided by JOYY (i)	13,160	2,562
Deemed distribution to JOYY	9,278	1,013
Cash collected by JOYY as a payment platform for Huya	1,176,600	—
Share-based compensation expenses related to JOYY’s Share-based Awards (Note 18(a))	1,410	—
Others	8,398	1,438

Transactions with Tencent

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Operation support services provided by Tencent (ii)	88,934	162,309
Purchase of copyrights for live streaming from Tencent	81,062	79,192
Payment on behalf of Tencent	12,918	8,610
Advertising revenue from Tencent	4,393	7,336
Market promotion expenses charged by Tencent	1,851	6,322
Cash collected by Tencent as a game operator for Huya	—	2,832
Others	79	3,280

(i)	Purchases of services from JOYY mainly consist of office rental, payment handling services and bandwidth services which are charged at market price.
(ii)	Operation support services from Tencent mainly consist of bandwidth and payment handling services which are charged at market price.
Transactions with entities over which Tencent has significant influence (“Tencent’s related parties”)

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Purchase of operating rights for live streaming from Tencent’s related parties	—	28,089
Bandwidth service provided by Tencent’s related parties	—	11,129
Content production costs charged by Tencent’s related parties	—	5,216
Market promotion expenses charged by Tencent’s related parties	—	3,715
Others	—	5,734
As of December 31, 2019 and June 30, 2020, the amounts due from/to related parties were as follows:

	December 31,	June 30,
	2019	2020
	RMB	RMB
Amounts due from related parties
Tencent and its related parties	41,129	52,415
JOYY	10,807	—

Total	51,936	52,415

Amounts due to related parties
Tencent	78,832	168,619
Tencent’s related parties	200	58,722
JOYY	—	11,154

Total	79,032	238,495

The other receivables/payables from/to related parties are unsecured and payable on demand.

Douyu [Member]
Related Party Transactions
10.	Related party transactions
The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Tencent Holdings Limited (“Tencent Group”)	Parent company of one of our shareholders
For the six months ended June 30, 2019 and 2020, significant related party transactions were as follows:

	Six months ended June 30,
	2019	2020
	RMB	RMB
Live streaming revenue derived from
Equity method investees—talent agencies	78,933,963	1,415,094
Advertisement revenue derived from
Tencent Group	2,659,943	743,697
Other revenue derived from
Tencent Group	14,387,130	5,475,812
Revenue sharing fees and content cost paid to
Tencent Group	3,918,816	2,456,153
Equity method investees—talent agencies	353,638,193	476,856,579

Total	357,557,009	479,312,732

Bandwidth fees paid to
Tencent Group	117,000,468	105,148,383
Payment handling fees paid to
Tencent Group	14,026,878	21,322,748
Content rights purchased from
Tencent Group	32,293,475	36,732,755
As of December 31, 2019 and June 30, 2020, the amounts due from/to related parties are as follows:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
Amount due from related parties
Tencent Group	23,935,019	40,172,138
Equity method investees—talent agencies	108,831	361,304

Total	24,043,850	40,533,442

Amount due to related parties
Tencent Group	251,069,127	205,046,416
Equity method investees—talent agencies	47,663,895	58,919,469

Total	298,733,022	263,965,885